Related Party Balances and Transactions (Schedule Of Balances With Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Trade Receivables	$ 0	$ 0
Trade payables, other accounts payable and accrued expenses	$ 0	$ 380